FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [   ] ; Amendment Number:
This Amendment (Check only one.) : [   ] is a restatement.
				   [   ] adds new holding entries.

Institutional Manager Filing this Report:

Name:	Oaktree Capital Group, LLC
Address:333 South Grand Avenue
	28 Floor
	Los Angeles, CA 90071

13F File Number: 028-12811

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	[ Kristin Scott             ]
Title:	[ Managing Director         ]
Phone:	[ 213-830-6225              ]

Signature, 		                Place, and 	   Date of Signing:

[                                 ]  	Los Angeles, CA    [              ]


Report Type (Check only one.):

[   ]	13F HOLDINGS REPORT
[ X ]	13F NOTICE REPORT
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

13F File Number	 Name

28-5050		 Oaktree Capital Management, L.P.

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